EARNINGS PER SHARE (Details 1) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares
Impact on profit for the year from continuing operations | $	$ (474)
Impact on basic earnings per share	$ (0.02)
Impact on diluted earnings per share	$ (0.02)
Impact of the adoption of IFRS 9 [Member]
Impact on profit for the year from continuing operations | $	$ (51)
Impact on basic earnings per share		[1]
Impact on diluted earnings per share		[1]
Impact of the adoption of IFRS 15 [Member]
Impact on profit for the year from continuing operations | $	$ (423)
Impact on basic earnings per share	$ (0.02)
Impact on diluted earnings per share	$ (0.02)

[1]	Amount is less than US$0.01